Leases	12 Months Ended
Oct. 31, 2021
Leases [Abstract]
Leases [Text Block]
9. Leases

(a) Maturity analysis of lease obligations

The following represents a maturity analysis of the Company's undiscounted contractual lease obligations as at October 31, 2021.

CDN
Less than one year	$32,040

(b) Supplemental disclosure

For the year ended October 31, 2021, the Company recognized $9,160 of interest expense on lease obligations in the consolidated statements of operations and comprehensive loss. The Company further recognized total cash outflow of $36,442 relating to leases.